ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021 item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($) item
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Assets held for sale | $		$ 13,216	$ 0
Non-current assets held for sale [Member]
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Number of vessels sold | item		2	8	8
Number of vessels delivered to new owner | item	1			7
Number of vessels expected to be delivered | item		1		1
Profit from sale of vessels | $			$ 1,100	$ 1,200
Impairment on sold or held-for-sale vessels | $		$ 4,600	$ 5,500	$ 6,000